Document and Entity Information Document	Nov. 06, 2026
Document Information [Line Items]
Entity Central Index Key	0000043920
Document Type	8-K
Entity Registrant Name	GREIF, INC.
City Area Code	740
Entity Address, Address Line One	425 Winter Road
Entity Incorporation, State or Country Code	DE
Document Period End Date	Nov. 06, 2026
Entity File Number	001-00566
Entity Tax Identification Number	31-4388903
Entity Address, City or Town	Delaware
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43015
Local Phone Number	549-6000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GEF
Security Exchange Name	NYSE
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock
Trading Symbol	GEF-B
Security Exchange Name	NYSE